Investment Objectives and Goals - Defiance LLM Catalyst Momentum ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Defiance LLM Catalyst Momentum ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance LLM Catalyst Momentum ETF (the “Fund”) seeks capital appreciation.